PROPERTY AND EQUIPMENT (Details) - USD ($)	3 Months Ended	6 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Jun. 30, 2024
PROPERTY AND EQUIPMENT
Depreciation expense	$ 4,569	$ 9,138	$ 7,565